Shareholder Report, Holdings (Details)	Mar. 31, 2025
Timber Point Global Allocations Fund - Institutional Class Shares | Timber Point Alternative Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
Timber Point Global Allocations Fund - Institutional Class Shares | Direxion Daily FTSE Europe Bull 3X Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Timber Point Global Allocations Fund - Institutional Class Shares | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
Timber Point Global Allocations Fund - Institutional Class Shares | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Timber Point Global Allocations Fund - Institutional Class Shares | Direxion Daily S&P 500 Bull 3X Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Timber Point Global Allocations Fund - Institutional Class Shares | iShares Core MSCI Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Timber Point Global Allocations Fund - Institutional Class Shares | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Timber Point Global Allocations Fund - Institutional Class Shares | iShares China Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Timber Point Global Allocations Fund - Institutional Class Shares | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Timber Point Global Allocations Fund - Institutional Class Shares | Invesco S&P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
Timber Point Global Allocations Fund - Institutional Class Shares | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	61.21%
Timber Point Global Allocations Fund - Institutional Class Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.13%
Timber Point Global Allocations Fund - Institutional Class Shares | Debt Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.35%
Timber Point Global Allocations Fund - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
Timber Point Global Allocations Fund - Institutional Class Shares | Asset Allocation Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.81%
Timber Point Global Allocations Fund - Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
Timber Point Global Allocations Fund - Institutional Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	6.32%
Timber Point Global Allocations Fund - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.38%
Timber Point Global Allocations Fund - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Timber Point Global Allocations Fund - Institutional Class Shares | Asset-backed and Mortgage-backed securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Timber Point Global Allocations Fund - Institutional Class Shares | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.96%
Timber Point Alternative Income Fund - Institutional Class Shares | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Doubleline Total Return Tactical ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.41%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Portfolio Long Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Portfolio Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.02%
Timber Point Alternative Income Fund - Institutional Class Shares | Vanguard Short-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Bloomberg Short Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Portfolio Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Timber Point Alternative Income Fund - Institutional Class Shares | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
Timber Point Alternative Income Fund - Institutional Class Shares | iShares 1-3 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Timber Point Alternative Income Fund - Institutional Class Shares | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.52%
Timber Point Alternative Income Fund - Institutional Class Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Timber Point Alternative Income Fund - Institutional Class Shares | Debt Funds [Member]
Holdings [Line Items]
Percent of Total Investments	82.15%
Timber Point Alternative Income Fund - Institutional Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	4.42%
Timber Point Alternative Income Fund - Institutional Class Shares | Asset-backed and Mortgage-backed securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.04%
Timber Point Alternative Income Fund - Institutional Class Shares | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%